                    SUPPLEMENT DATED MARCH 30, 2019 TO THE

                      PROSPECTUS DATED APRIL 30, 2018 FOR

                             EQUITY ADVANTAGE VUL

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                      METROPOLITAN LIFE INSURANCE COMPANY

                                  THROUGH ITS

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS FOR THE ABOVE-REFERENCED VARIABLE LIFE INSURANCE POLICIES. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Beginning on and after April 29, 2019, the following Investment Divisions ("Divisions") will no longer be available for subsequent premium payments or transfers of assets. All references in the prospectus to the Divisions listed below are deleted effective April 29, 2019:

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund - Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund - Class 2